Components Of Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Capital leases	$ 12.5	$ 14.0
Other debt	24.0
Total	246.5	224.0
Less - current maturities	11.0	1.8
Total long-term debt	235.5	222.2
Total	246.5	224.0
6.25% Senior Notes Due August 15, 2017
Debt Instrument [Line Items]
Senior notes	$ 210.0	$ 210.0